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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment |_|;   Amendment Number: ___

     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      The Vertical Group, L.P.
Address:   25 DeForest Avenue
           Summit, NJ 07901

Form 13F File Number: 28-10845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John E. Runnells
Title:   General Partner
Phone:   (908) 277-3737

Signature, Place, and Date of Signing:


    /s/ John E. Runnells       Summit, New Jersey    August 10, 2007
----------------------------  --------------------  -----------------
         [Signature]             [City, State]            [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                          -----------
Form 13F Information Table Entry Total:            19
                                          -----------
Form 13F Information Table Value Total:      $205,708
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

                                      None

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                          Form 13F INFORMATIONAL TABLE

         COLUMN 1            COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8

                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
----------------------------------------------------------------------------------------------------------------------------------
Allscripts Health System  COM             01988P108    6,120     240,171  SH            SOLE        N/A      240,171
Alsius Corp.              COM             465707107    2,088     409,480  SH            SOLE        N/A      409,480
Am. Med. Systems          COM             02744M108   22,636   1,254,754  SH            SOLE        N/A    1,254,754
Celgene Corporation       COM             151020104   12,899     225,000  SH            SOLE        N/A      225,000
Endocare Inc.             COM             29264P104    1,901     704,164  SH            SOLE        N/A      704,164
EV3 Inc.                  COM             26928A200   54,594   3,234,224  SH            SOLE        N/A    3,234,224
Foxhollow Technologies    COM             35166A103      683      32,158  SH            SOLE        N/A       32,158
Johnson & Johnson         COM             478160104    6,001      97,388  SH            SOLE        N/A       97,388
Kensey Nash Corp.         COM             490057106    3,013     112,369  SH            SOLE        N/A      112,369
Kyphon                    COM             510577100    9,189     190,840  SH            SOLE        N/A      190,840
Lifecell                  COM             531927101   26,262     859,933  SH            SOLE        N/A      859,933
Lifecore Biomedical       COM             532187101   13,323     839,500  SH            SOLE        N/A      839,500
McKesson                  COM             58155Q103    2,056      34,474  SH            SOLE        N/A       34,474
Metabolix, Inc.           COM             591018809   12,597     503,272  SH            SOLE        N/A      503,272
Nortel Networks           COM             656568102      144       5,999  SH            SOLE        N/A        5,999
Orthologic                COM             68750J107       28      20,000  SH            SOLE        N/A       20,000
Ventana Med.              COM             92276H106   30,956     400,617  SH            SOLE        N/A      400,617
Westell Technologies      CLA             957541105       26      10,000  SH            SOLE        N/A       10,000
Zix Corp.                 COM             98974P100    1,191     644,010  SH            SOLE        N/A      644,010